Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of principal subsidiaries

The Company’s principal subsidiaries as of December 31, 2025 are as follows:

Principal Subsidiaries:	Date of Incorporation	Place of Incorporation	Percentage of Direct/Indirect Economic Interest	Principal Activities
Agora Lab, Inc.	January 13, 2014	California, United States	100%	Provision of RTE-PaaS services
ShengWang HongKong Limited (formerly known as Agora IO Hongkong Limited)	December 12, 2014	Hong Kong	100%	Provision of RTE-PaaS services
Shanghai Shengwang Technology Co., Ltd. (“Shanghai Shengwang”, formerly known as Shanghai Jiyin Network Technology Co., Ltd.)	May 26, 2020	PRC	100%	Provision of RTE-PaaS services
Agora IO Singapore PTE. Ltd.	November 4, 2020	Singapore	100%	Provision of RTE-PaaS services
Shanghai Shengshi Chuangtuo Construction and Development Co., Ltd. (“Shengshi”) (i)	July 29, 2022	PRC	100%	Construction of headquarters project
Agora (Shanghai) Technology Co., Ltd.	February 6, 2023	RPC	100%	Research and development

(i) Shanghai Shengshi Chuangtuo Construction and Development Co., Ltd. is a structured entity consolidated by the Group, being set up in 2022 for construction of the Group’s headquarter project. As of December 31, 2025, Shengshi had total outstanding balances of the long-term borrowings amounted to US$80.4 million (Note 15), construction in progress amounted to US$84.2 million (Note 7) and the land use right amounted to US$161.6 million (Note 11).

Schedule of financial information of the Group

The following financial information set forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated Shanghai Zhaoyan and Shanghai Zhaoyan’s subsidiaries taken as a whole of the Group as of December 31, 2024 and for the years ended December 31, 2023 and 2024 which was included in the accompanying consolidated financial statements of the Group with intercompany transactions eliminated as follows:

As of December 31,
2024
(in US$ thousands)
Assets
Current assets:
Cash and cash equivalents	$3,806
Accounts receivable, net	16,075
Amounts due from related parties	5,533
Prepayments and other current assets	1,668
Restricted cash	37
Contract assets	66
Total current assets	27,185
Non-current assets:
Property and equipment, net	226
Long-term investments	6,956
Other non-current assets	1,794
Total non-current assets	8,976
Total assets	$36,161
Liabilities
Current liabilities:
Accounts payable	6,402
Amounts due to related parties	21,909
Advances from customers	5,694
Taxes payable	68
Accrued expenses and other current liabilities	2,087
Total current liabilities	36,160
Non-current liabilities:
Long term payable	1
Total non-current liabilities	1
Total liabilities	$36,161

	Year Ended December 31,
	2023	2024
	(in US$ thousands)
Third-party revenues	$80,267	$59,504
Net (loss) income	(2,184)	1,019

	Year Ended December 31,
	2023	2024
	(in US$ thousands)
Net cash and cash equivalents used in operating activities	$(3,865)	$(4,339)
Net cash and cash equivalents provided by (used in) investing activities	10,089	(177)